UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number  811-21422

Lotsoff Capital Management Investment Trust
(Exact name of registrant as specified in charter)

20 North Clark Street
Chicago, Illinois 60602
(Address of principal executive offices) (Zip code)

Seymour N. Lotsoff
Lotsoff Capital Management
20 North Clark Street
Chicago, Illinois 60605
(Name and address of agents for service)

Registrant's telephone number, including area code: (312) 368-1442

Date of fiscal year end: September 30

Date of reporting period: June 30, 2009

Item 1.  Schedule of Investments

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments

June 30, 2009 (Unaudited)

Number of Shares			Value

	COMMON STOCK	97.58%

	ADVERTISING	0.68%
6,800	APAC Customer Services, Inc. *		$34,884
12,800	inVentiv Health, Inc. *		173,184
			208,068

	AEROSPACE & DEFENSE	0.91%
7,620	Allied Defense Group, Inc. *		33,528
6,200	Astronics Corp. *		64,418
4,900	Herley Industries, Inc. *		53,753
5,000	Innovative Solutions & Support, Inc.		22,350
10,300	LMI Aerospace, Inc. *		104,236
			278,285

	AGRICULTURE	0.08%
3,200	Maui Land & Pineapple Co., Inc. *		24,672

	APPAREL	2.61%
13,700	G-III Apparel Group Ltd. *		157,413
136,900	Joe's Jeans, Inc. *		90,354
5,300	Oxford Industries, Inc.		61,745
9,150	Perry Ellis International, Inc. *		66,612
21,100	Rocky Brands, Inc. *		82,501
4,300	Steven Madden Ltd. *		109,435
8,900	True Religion Apparel, Inc. *		198,470
26,200	Unifi, Inc. *		37,204
			803,734

	AUTO PARTS & EQUIPMENT	2.10%
6,400	ATC Technology Corp. *		92,800
5,500	Cooper Tire & Rubber Co.		54,560
18,072	Exide Technologies *		67,408
7,400	Modine Manufacturing Co.		35,520
20,775	Spartan Motors, Inc.		235,381
4,200	Strattec Security Corp.		57,960
7,300	Superior Industries International, Inc.		102,930
			646,559

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments

June 30, 2009 (continued)

Number of Shares			Value

	BANKS	9.68%
5,300	1st Century Bancshares, Inc. *		$21,200
22,500	Banco Latinoamericano de Exportaciones S.A. †		279,675
9,800	Bancorp, Inc. *		58,800
4,900	Bank of Marin Bancorp		132,055
5,300	Bank of the Ozarks, Inc.		114,639
1,200	Bridge Capital Holdings *		7,506
7,500	Capital Bank Corp.		35,625
32,400	Center Financial Corp.		81,648
5,000	Columbia Banking System, Inc.		51,150
13,000	East West Bancorp, Inc.		84,370
5,349	Enterprise Financial Services Corp.		48,622
4,870	First Bancorp		76,362
6,200	First Financial Bancorp		46,624
4,650	First of Long Island Corp.		107,601
12,400	FNB United Corp.		30,752
7,600	Harleysville National Corp.		35,720
7,700	Heritage Oaks Bancorp *		48,125
6,400	Horizon Bancorp		105,024
18,400	Intervest Bancshares Corp. *		62,560
13,800	MetroCorp Bancshares, Inc.		42,780
600	MidWestOne Financial Group, Inc.		4,686
7,200	Nara Bancorp, Inc.		37,296
4,400	New Century Bancorp, Inc. *		27,258
18,800	North Valley Bancorp		93,436
5,551	Northrim BanCorp, Inc.		77,270
6,200	Old Second Bancorp, Inc.		36,580
15,600	Oriental Financial Group, Inc. †		151,320
1,900	Pacific Continental Corp.		23,047
13,133	Peoples Bancorp of North Carolina, Inc.		80,768
5,200	Peoples Financial Corp.		98,800
4,400	Pinnacle Financial Partners, Inc. *		58,608
9,417	Porter Bancorp, Inc.		142,667
26,700	Preferred Bank		101,460
1,100	Sandy Spring Bancorp, Inc.		16,170
6,800	Santander BanCorp * †		47,328
40,700	South Financial Group, Inc.		48,433
14,900	Southwest Bancorp, Inc.		145,424
2,200	Sun Bancorp, Inc. *		11,396
6,278	Taylor Capital Group, Inc. *		43,004
5,300	Texas Capital Bancshares, Inc. *		81,991

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments

June 30, 2009 (continued)
Number of Shares			Value

	BANKS (continued)
58,600	UCBH Holdings, Inc.		$73,836
21,072	Virginia Commerce Bancorp *		48,466
6,600	Wilshire Bancorp, Inc.		37,950
2,800	Yadkin Valley Financial Corp.		19,348
			2,977,380

	BEVERAGES	0.47%
4,684	Central European Distribution Corp. *		124,454
800	Peet's Coffee & Tea, Inc. *		20,160
			144,614

	BIOTECHNOLOGY	5.29%
900	AMAG Pharmaceuticals, Inc. *		49,203
12,700	Arena Pharmaceuticals, Inc. *		63,373
37,800	Ariad Pharmaceuticals, Inc. *		60,102
38,600	Arqule, Inc. *		237,004
6,600	ARYx Therapeutics, Inc. *		27,258
4,800	Celldex Therapeutics, Inc. *		37,536
9,400	Chelsea Therapeutics International, Inc. *		39,574
21,900	Cytokinetics, Inc. *		61,977
38,900	CytRx Corp. *		42,401
1,700	Dendreon Corp. *		42,245
11,700	Discovery Laboratories, Inc. *		12,051
4,800	Emergent Biosolutions, Inc. *		68,784
11,500	Enzon Pharmaceuticals, Inc. *		90,505
6,100	Geron Corp. *		46,787
28,500	Human Genome Sciences, Inc. *		81,510
5,100	InterMune, Inc. *		77,520
14,700	Ligand Pharmaceuticals, Inc. *		42,042
5,700	Maxygen, Inc. *		38,304
6,600	Nanosphere, Inc. *		32,406
13,500	Seattle Genetics, Inc. *		131,220
9,700	Sequenom, Inc. *		37,927
90,200	SuperGen, Inc. *		181,302
36,800	Vical, Inc. *		99,728
31,600	XOMA Ltd. * †		25,912
			1,626,671

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments

June 30, 2009 (continued)
Number of Shares			Value

	BUILDING MATERIALS	1.06%
3,500	AAON, Inc.		$69,720
8,000	Apogee Enterprises, Inc.		98,400
12,300	Comfort Systems USA, Inc.		126,075
3,600	LSI Industries, Inc.		19,620
6,300	U.S. Concrete, Inc. *		12,474
			326,289

	CHEMICALS	1.46%
3,900	American Pacific Corp. *		24,843
1,800	Balchem Corp.		44,136
1,600	Hawkins, Inc.		36,128
4,500	Innophos Holdings, Inc.		76,005
7,900	Innospec, Inc.		84,925
5,700	KMG Chemicals, Inc.		41,553
2,100	Penford Corp.		12,159
2,200	Quaker Chemical Corp.		29,238
600	Stepan Co.		26,496
12,300	Symyx Technologies, Inc. *		71,955
			447,438

	COAL	0.13%
1,770	James River Coal Co. *		26,780
10,600	National Coal Corp. *		12,614
			39,394

	COMMERCIAL SERVICES	4.12%
2,800	Barrett Business Services, Inc.		29,400
2,300	Cornell Cos., Inc. *		37,283
13,600	Diamond Management & Technology Consultants, Inc.		57,120
11,100	Dollar Financial Corp. *		153,069
2,800	First Advantage Corp. *		42,588
12,000	H&E Equipment Services, Inc. *		112,200
10,900	Hackett Group, Inc. *		25,397
3,200	ICF International, Inc. *		88,288
6,400	Kenexa Corp. *		74,048
3,600	Kforce, Inc. *		29,772
1,700	Lincoln Educational Services Corp. *		35,581
1	Mastech Holdings, Inc. *		4
19,800	Medifast, Inc. *		226,908

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments

June 30, 2009 (continued)
Number of Shares			Value

	COMMERCIAL SERVICES (continued)
20,000	On Assignment, Inc. *		$78,200
9,200	PRG-Schultz International, Inc. *		24,840
6,100	StarTek, Inc. *		48,922
3,600	Steiner Leisure Ltd. * †		109,908
4,000	TNS, Inc. *		75,000
2,600	United Rentals, Inc. *		16,874
			1,265,402

	COMPUTERS	3.06%
10,300	BluePhoenix Solutions Ltd. * †		25,235
28,200	Ciber, Inc. *		87,420
15,200	Cogo Group, Inc. *		90,744
5,400	Cray, Inc. *		42,552
16,900	Dot Hill Systems Corp. *		13,567
1,700	EasyLink Services International Corp. *		2,601
5,000	iGate Corp.		33,100
22,000	LivePerson, Inc. *		88,000
11,300	Magma Design Automation, Inc. *		16,498
2,800	NCI, Inc. *		85,176
8,400	Ness Technologies, Inc. *		32,844
7,300	Netscout Systems, Inc. *		68,474
28,900	NetSol Technologies, Inc. *		18,204
4,700	Radiant Systems, Inc. *		39,010
9,800	Radisys Corp. *		88,298
6,600	Silicon Graphics International Corp. *		29,964
33,950	Silicon Storage Technology, Inc. *		63,487
3,400	Stratasys, Inc. *		37,366
3,800	Super Micro Computer, Inc. *		29,108
7,500	TechTeam Global, Inc. *		49,050
			940,698

	COSMETICS/PERSONAL CARE	0.21%
2,400	Elizabeth Arden, Inc. *		20,952
2,200	Inter Parfums, Inc.		16,148
7,588	Parlux Fragrances, Inc. *		13,355
8,100	Physicians Formula Holdings, Inc. *		15,228
			65,683

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments

June 30, 2009 (continued)
Number of Shares			Value

	DISTRIBUTION/WHOLESALE	0.34%
900	Core-Mark Holding Co., Inc. *		$23,454
49,500	Navarre Corp. *		82,170
			105,624

	DIVERSIFIED FINANCIAL SERVICES	2.60%
6,200	Asta Funding, Inc.		33,728
6,100	BGC Partners, Inc.		23,119
12,100	Broadpoint Gleacher Securities, Inc. *		67,518
5,500	Calamos Asset Management, Inc.		77,605
25,000	Consumer Portfolio Services, Inc. *		14,850
24,300	E*Trade Financial Corp. *		31,104
12,700	JMP Group, Inc.		97,663
3,400	Marlin Business Services Corp. *		19,040
3,500	Nelnet, Inc. *		47,565
5,000	Nicholas Financial, Inc. * †		26,200
6,200	Penson Worldwide, Inc. *		55,490
8,600	SANDERS MORRIS HARRIS GROUP, Inc.		47,300
2,800	Thomas Weisel Partners Group, Inc. *		16,856
8,800	TradeStation Group, Inc. *		74,448
8,400	World Acceptance Corp. *		167,244
			799,730

	ELECTRICAL COMPONENTS & EQUIPMENT	1.03%
3,200	Graham Corp.		42,560
4,700	Harbin Electric, Inc. *		73,508
9,700	Insteel Industries, Inc.		79,928
2,300	Powell Industries, Inc. *		85,261
4,900	Ultralife Corp. *		35,133
			316,390

	ELECTRONICS	2.86%
400	American Science & Engineering, Inc.		27,648
4,700	Analogic Corp.		173,665
2,800	Bel Fuse, Inc.		44,912
4,300	Electro Scientific Industries, Inc. *		48,074
15,000	LeCroy Corp. *		56,250
11,400	LoJack Corp. *		47,766
4,800	Measurement Specialties, Inc. *		33,840
2,600	Multi-Fineline Electronix, Inc. *		55,640

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments

June 30, 2009 (continued)
Number of Shares			Value

	ELECTRONICS (continued)
7,000	NAM TAI Electronics, Inc. †		$29,820
1,600	NVE Corp. *		77,760
3,900	Orbotech Ltd. * †		33,735
2,800	OSI Systems, Inc. *		58,380
2,300	Rofin-Sinar Technologies, Inc. *		46,023
6,600	Spectrum Control, Inc. *		58,080
50,300	Sypris Solutions, Inc.		60,863
5,600	Zygo Corp. *		26,096
			878,552

	ENERGY - ALTERNATE SOURCES	0.33%
1,500	Comverge, Inc. *		18,150
3,200	Ocean Power Technologies, Inc. *		18,688
69,400	Plug Power, Inc. *		63,154
			99,992

	ENGINEERING & CONSTRUCTION	0.39%
2,200	Dycom Industries, Inc. *		24,354
6,900	ENGlobal Corp. *		33,948
1,700	Insituform Technologies, Inc. *		28,849
1,200	VSE Corp.		31,392
			118,543

	ENTERTAINMENT	0.93%
9,600	Carmike Cinemas, Inc.		80,448
3,900	Rick's Cabaret International, Inc. *		23,790
25,300	Shuffle Master, Inc. *		167,233
7,300	VCG Holding Corp. *		15,476
			286,947

	ENVIRONMENTAL CONTROL	0.81%
1,600	American Ecology Corp.		28,672
21,200	Ceco Environmental Corp. *		84,376
24,800	Rentech, Inc. *		14,136
8,300	TRC Cos., Inc. *		33,200
17,100	Waste Services, Inc. *		88,578
			248,962

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments

June 30, 2009 (continued)
Number of Shares			Value

	FOOD	1.90%
16,700	B&G Foods, Inc.		$140,447
9,500	Chiquita Brands International, Inc. *		97,470
900	Nash Finch Co.		24,354
7,700	Senomyx, Inc. *		16,247
28,800	Smart Balance, Inc. *		196,128
8,900	Spartan Stores, Inc.		110,449
			585,095

	FOREST PRODUCTS & PAPER	0.46%
4,900	Buckeye Technologies, Inc. *		22,001
5,000	KapStone Paper and Packaging Corp. *		23,450
2,600	Schweitzer-Mauduit International, Inc.		70,746
3,900	Wausau Paper Corp.		26,208
			142,405

	GAS	0.24%
1,200	Chesapeake Utilities Corp.		39,036
1,600	Delta Natural Gas Co., Inc.		36,032
			75,068

	HEALTHCARE - PRODUCTS	3.30%
17,250	BioSphere Medical, Inc. *		41,228
24,700	Caliper Life Sciences, Inc. *		43,719
6,800	Cantel Medical Corp. *		110,364
10,223	Cardiac Science Corp. *		41,096
3,000	CardioNet, Inc. *		48,960
9,900	Cynosure, Inc. *		75,735
7,700	Home Diagnostics, Inc. *		47,278
800	Kensey Nash Corp. *		20,968
8,700	Micrus Endovascular Corp. *		78,648
9,700	Natus Medical, Inc. *		111,938
14,700	Orthovita, Inc. *		75,705
5,400	Palomar Medical Technologies, Inc. *		79,164
1,800	Somanetics Corp. *		29,718
4,200	SonoSite, Inc. *		84,252
8,200	Spectranetics Corp. *		40,426
11,700	Syneron Medical Ltd. * †		84,474
			1,013,673

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments

June 30, 2009 (continued)
Number of Shares			Value

	HEALTHCARE - SERVICES	3.25%
800	Air Methods Corp. *		$21,888
23,275	Allied Healthcare International, Inc. *		50,507
3,200	Almost Family, Inc. *		83,552
5,700	American Dental Partners, Inc. *		51,699
10,900	Continucare Corp. *		25,397
900	Genoptix, Inc. *		28,791
4,800	Gentiva Health Services, Inc. *		79,008
8,100	Healthways, Inc. *		108,945
5,400	LHC Group, Inc. *		119,934
13,800	NovaMed, Inc. *		54,510
18,000	Odyssey HealthCare, Inc. *		185,040
3,900	RehabCare Group, Inc. *		93,327
6,700	Res-Care, Inc. *		95,810
			998,408

	HOLDING COMPANIES - DIVERSIFIED	0.18%
6,800	Compass Diversified Holdings		55,012

	HOME BUILDERS	0.35%
13,700	Cavalier Homes, Inc. *		37,401
16,300	Orleans Homebuilders, Inc. *		27,547
21,600	Standard Pacific Corp. *		43,848
			108,796

	HOME FURNISHINGS	0.63%
10,200	Furniture Brands International, Inc.		30,906
21,600	La-Z-Boy, Inc.		101,952
5,600	Stanley Furniture Co., Inc.		60,424
			193,282

	HOUSEHOLD PRODUCTS/WARES	0.49%
5,700	Helen of Troy Ltd. * †		95,703
8,700	Prestige Brands Holdings, Inc. *		53,505
			149,208

	INSURANCE	4.78%
19,000	American Equity Investment Life Holding Co.		106,020
4,600	American Physicians Service Group, Inc.		104,374
6,400	Amerisafe, Inc. *		99,584

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments

June 30, 2009 (continued)
Number of Shares			Value

	INSURANCE (continued)
27,000	Amtrust Financial Services, Inc.		$307,800
6,700	Crawford & Co. *		32,160
18,200	CRM Holdings Ltd. * †		22,022
2,975	Life Partners Holdings, Inc.		42,186
51,200	Maiden Holdings Ltd. †		335,872
9,150	Meadowbrook Insurance Group, Inc.		59,749
9,600	PMA Capital Corp. *		43,680
17,900	SeaBright Insurance Holdings, Inc. *		181,327
21,300	Specialty Underwriters' Alliance, Inc. *		135,042
			1,469,816

	INTERNET	5.23%
14,200	1-800-Flowers.com, Inc. *		27,264
26,300	Art Technology Group, Inc. *		99,940
7,100	eResearchTechnology, Inc. *		44,091
11,400	Globalscape, Inc. *		16,530
5,600	GSI Commerce, Inc. *		79,800
61,400	Health Grades, Inc. *		240,074
47,000	HealthStream, Inc. *		118,440
8,800	Internap Network Services Corp. *		30,712
5,300	Internet Capital Group, Inc. *		35,669
40,600	Ipass, Inc. *		64,960
4,000	Keynote Systems, Inc. *		30,560
85,840	Kowabunga!, Inc. *		24,035
8,800	Liquidity Services, Inc. *		86,768
13,700	Looksmart Ltd. *		18,221
11,700	Openwave Systems, Inc. *		26,208
10,300	PC-Tel, Inc. *		55,105
13,000	Perficient, Inc. *		90,870
17,300	Saba Software, Inc. *		66,605
5,800	SonicWALL, Inc. *		31,784
9,000	Stamps.com, Inc. *		76,320
14,210	TeleCommunication Systems, Inc. *		101,033
12,100	Terremark Worldwide, Inc. *		69,938
4,400	TheStreet.com, Inc.		9,196
4,500	VASCO Data Security International, Inc. *		32,895
2,400	Vocus, Inc. *		47,424

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments

June 30, 2009 (continued)

Number of Shares			Value

	INTERNET (continued)
15,000	Web.com Group, Inc. *		$84,450
			1,608,892

	INVESTMENT MANAGEMENT COMPANIES	0.49%
15,168	Patriot Capital Funding, Inc.		25,937
7,900	Prospect Capital Corp.		72,680
11,999	TICC Capital Corp.		52,916
			151,533

	IRON/STEEL	0.13%
12,400	Material Sciences Corp. *		11,780
1,700	Universal Stainless & Alloy *		27,659
			39,439

	LEISURE TIME	0.40%
26,800	GameTech International, Inc. *		44,488
16,000	Multimedia Games, Inc. *		79,360
			123,848

	LODGING	0.31%
31,500	Century Casinos, Inc. *		93,870

	MACHINERY - DIVERSIFIED	2.35%
7,600	Alamo Group, Inc.		76,760
1,700	Cascade Corp.		26,741
5,100	Columbus McKinnon Corp. *		64,515
30,500	Flow International Corp. *		71,675
7,200	Hurco Cos., Inc. *		112,536
11,700	Intevac, Inc. *		101,907
2,000	Key Technology, Inc. *		19,780
2,300	Middleby Corp. *		101,016
10,053	Tecumseh Products Co. *		107,768
5,800	Twin Disc, Inc.		39,498
			722,196

	MEDIA	0.34%
2,500	Dolan Media Co. *		31,975
8,200	Media General, Inc.		17,302

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments

June 30, 2009 (continued)
Number of Shares			Value

	MEDIA (continued)
22,900	New Frontier Media, Inc. *		$54,960
			104,237

	METAL FABRICATE/HARDWARE	0.43%
2,800	Dynamic Materials Corp.		53,984
7,200	NN, Inc.		12,096
1,900	Northwest Pipe Co. *		66,044
			132,124

	MINING	0.45%
7,600	Century Aluminum Co. *		47,348
1,700	Kaiser Aluminum Corp.		61,047
12,600	North American Palladium Ltd. * †		30,618
			139,013

	MISCELLANEOUS MANUFACTURING	1.50%
3,800	AZZ, Inc. *		130,758
9,000	Deswell Industries, Inc. †		30,150
4,700	FreightCar America, Inc.		79,007
1,900	GenTek, Inc. *		42,427
16,900	GP Strategies Corp. *		99,541
10,300	Lydall, Inc. *		35,020
5,400	Synalloy Corp.		44,820
			461,723

	OIL & GAS	1.69%
6,700	ATP Oil & Gas Corp. *		46,632
13,400	Brigham Exploration Co. *		46,766
4,100	Carrizo Oil & Gas, Inc. *		70,315
5,000	Double Eagle Petroleum Co. *		24,900
44,200	Endeavour International Corp. *		60,112
3,700	GMX Resources, Inc. *		39,368
9,600	Gulfport Energy Corp. *		65,760
1,000	Panhandle Oil and Gas, Inc.		19,630
9,200	Parallel Petroleum Corp. *		17,848
15,500	Petroquest Energy, Inc. *		57,195
25,200	RAM Energy Resources, Inc. *		20,185

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments

June 30, 2009 (continued)
Number of Shares			Value

	OIL & GAS (continued)
8,900	Rex Energy Corp. *		$50,730
			519,441

	OIL & GAS SERVICES	1.29%
1,000	Dawson Geophysical Co. *		29,850
11,100	Flotek Industries, Inc. *		22,533
3,900	Geokinetics, Inc. *		53,235
1,700	Gulf Island Fabrication, Inc.		26,911
6,700	Matrix Service Co. *		76,916
4,820	Mitcham Industries, Inc. *		25,016
3,600	Natural Gas Services Group, Inc. *		47,880
2,400	OYO Geospace Corp. *		61,584
3,500	T-3 Energy Services, Inc. *		41,685
3,500	Trico Marine Services, Inc. *		12,005
			397,615

	PACKAGING & CONTAINERS	0.05%
3,700	UFP Technologies, Inc. *		15,429

	PHARMACEUTICALS	4.97%
26,600	Adolor Corp. *		46,816
11,800	Allos Therapeutics, Inc. *		97,822
17,250	Animal Health International, Inc. *		26,738
19,700	Array Biopharma, Inc. *		61,858
16,100	Cardiome Pharma Corp. * †		59,892
8,200	Cypress Bioscience, Inc. *		77,244
14,400	Depomed, Inc. *		46,800
13,300	Dusa Pharmaceuticals, Inc. *		14,630
5,000	I-Flow Corp. *		34,700
3,900	Idenix Pharmaceuticals, Inc. *		14,352
8,300	Inspire Pharmaceuticals, Inc. *		46,148
14,100	ISTA Pharmaceuticals, Inc. *		59,220
27,400	Javelin Pharmaceuticals, Inc. *		33,702
6,000	MannKind Corp. *		49,860
3,300	Matrixx Initiatives, Inc. *		18,447
1,300	Neogen Corp. *		37,674
5,100	Noven Pharmaceuticals, Inc. *		72,930
4,300	Omega Protein Corp. *		17,458

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments

June 30, 2009 (continued)
Number of Shares			Value

	PHARMACEUTICALS (continued)
4,400	Osiris Therapeutics, Inc. *		$59,092
5,200	Pain Therapeutics, Inc. *		27,924
15,200	Penwest Pharmaceuticals Co. *		43,320
20,200	Poniard Pharmaceuticals, Inc. *		120,594
21,730	Progenics Pharmaceuticals, Inc. *		111,909
11,800	Questcor Pharmaceuticals, Inc. *		59,000
6,800	Salix Pharmaceuticals Ltd. *		67,116
3,700	Savient Pharmaceuticals, Inc. *		51,282
2,300	Sucampo Pharmaceuticals, Inc. *		14,191
5,000	Synta Pharmaceuticals Corp. *		11,550
8,500	Targacept, Inc. *		20,655
2,100	Taro Pharmaceuticals Industries Ltd. * †		18,375
17,500	Vivus, Inc. *		106,400
			1,527,699

	REAL ESTATE INVESTMENT TRUSTS	2.19%
1,000	American Capital Agency Corp.		22,970
39,300	Anworth Mortgage Asset Corp.		283,353
11,300	Arbor Realty Trust, Inc.		19,775
24,300	CAPLEASE, Inc.		67,068
15,800	Capstead Mortgage Corp.		200,818
22,500	FelCor Lodging Trust, Inc.		55,350
7,900	Resource Capital Corp.		25,280
			674,614

	REAL ESTATE MANAGEMENT	0.11%
20,800	Thomas Properties Group, Inc.		32,656

	RETAIL	3.29%
12,600	ALLION HEALTHCARE, Inc. *		74,970
7,300	America's Car-Mart, Inc. *		149,650
2,800	Buffalo Wild Wings, Inc. *		91,056
10,000	Build-A-Bear Workshop, Inc. *		44,700
7,000	CKE Restaurants, Inc.		59,360
8,500	Conn's, Inc. *		106,250
8,700	Ezcorp, Inc. *		93,786
2,900	First Cash Financial Services, Inc. *		50,808
8,400	HOT Topic, Inc. *		61,404
4,300	Landry's Restaurants, Inc. *		36,980

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments

June 30, 2009 (continued)
Number of Shares			Value

	RETAIL (continued)
5,500	PetMed Express, Inc. *		$82,665
26,000	Ruth's Hospitality Group, Inc. *		95,420
21,500	Wet Seal, Inc. *		66,005
			1,013,054

	SAVINGS & LOANS	2.15%
7,600	BankAtlantic Bancorp, Inc.		29,336
2,700	First Financial Holdings, Inc.		25,380
19,300	First Place Financial Corp.		60,023
3,100	Flushing Financial Corp.		28,985
5,100	Indiana Community Bancorp		66,096
3,100	NASB Financial, Inc.		88,660
13,300	Pulaski Financial Corp.		87,780
10,400	Timberland Bancorp, Inc.		42,640
24,700	United Western Bancorp, Inc.		233,415
			662,315

	SEMICONDUCTORS	4.70%
13,000	Advanced Analogic Technologies, Inc. *		59,670
29,900	Aetrium, Inc. *		50,531
22,300	Anadigics, Inc. *		93,437
5,500	Cirrus Logic, Inc. *		24,750
6,669	CSR PLC †		38,413
11,300	DSP Group, Inc. *		76,388
11,000	Exar Corp. *		79,090
14,900	GSI Group, Inc. * †		14,602
13,600	GSI Technology, Inc. *		52,496
16,500	Ikanos Communications, Inc. *		26,400
29,681	Integrated Silicon Solution, Inc. *		78,655
14,700	Kulicke & Soffa Industries, Inc. *		50,421
22,700	Lattice Semiconductor Corp. *		42,676
18,334	Mattson Technology, Inc. *		21,634
26,200	Microtune, Inc. *		61,308
2,750	Monolithic Power Systems, Inc. *		61,628
13,600	O2Micro International Ltd. ADR * †		68,000
11,200	Pericom Semiconductor Corp. *		94,304
10,200	PLX Technology, Inc. *		38,454
12,400	Rudolph Technologies, Inc. *		68,448
4,100	Sigma Designs, Inc. *		65,764

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments

June 30, 2009 (continued)
Number of Shares			Value

	SEMICONDUCTORS (continued)
1,800	Techwell, Inc. *		$15,300
9,200	Virage Logic Corp. *		41,400
7,800	Volterra Semiconductor Corp. *		102,492
12,200	White Electronic Designs Corp. *		56,486
5,700	Zoran Corp. *		62,130
			1,444,877

	SOFTWARE	4.05%
21,200	Actuate Corp. *		101,336
6,500	American Reprographics Co. *		54,080
13,150	Bottomline Technologies, Inc. *		118,482
8,800	Corel Corp. * †		18,832
1,800	CSG Systems International, Inc. *		23,832
18,400	Descartes Systems Group, Inc. * †		70,472
3,200	Digi International, Inc. *		31,200
3,400	Double-Take Software, Inc. *		29,410
3,800	EPIQ Systems, Inc. *		58,330
5,000	Interactive Intelligence, Inc. *		61,300
4,200	Logility, Inc. *		29,232
4,200	Omnicell, Inc. *		45,150
6,500	Opnet Technologies, Inc.		59,540
15,000	PDF Solutions, Inc. *		38,250
16,500	Peerless Systems Corp. *		34,320
9,600	Pervasive Software, Inc. *		58,464
3,900	RADWARE Ltd. * †		30,069
8,500	RightNow Technologies, Inc. *		100,300
4,100	Seachange International, Inc. *		32,923
11,000	Smith Micro Software, Inc. *		108,020
1,700	Taleo Corp. *		31,059
18,500	Trident Microsystems, Inc. *		32,190
4,200	Tyler Technologies, Inc. *		65,604
6,400	Ulticom, Inc.		12,800
			1,245,195

	TELECOMMUNICATIONS	2.89%
13,400	8x8, Inc. *		8,040
26,500	Adaptec, Inc. *		70,225
3,500	Anaren, Inc. *		61,880

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments

June 30, 2009 (continued)
Number of Shares			Value

	TELECOMMUNICATIONS (continued)
3,300	Applied Signal Technology, Inc.		$84,183
1,200	Atlantic Tele-Network, Inc.		47,148
1,400	EMS Technologies, Inc. *		29,260
5,500	Exfo Electro Optical Engineering, Inc. * †		17,270
1,100	GeoEye, Inc. *		25,916
10,300	Globecomm Systems, Inc. *		74,057
5,700	Harmonic, Inc. *		33,573
4,300	iPCS, Inc. *		64,328
6,200	Network Equipment Technologies, Inc. *		26,412
3,200	Neutral Tandem, Inc. *		94,464
48,600	Oclaro, Inc. *		30,958
4,500	Oplink Communications, Inc. *		51,300
25,400	Opnext, Inc. *		54,356
4,700	Performance Technologies, Inc. *		13,865
11,427	Symmetricom, Inc. *		65,934
6,900	Tollgrade Communications, Inc. *		36,156
			889,325

	TOYS/GAMES/HOBBIES	0.48%
6,400	Jakks Pacific, Inc. *		82,112
4,900	RC2 Corp. *		64,827
			146,939

	TRANSPORTATION	1.06%
3,100	DHT Maritime, Inc. †		16,151
5,600	Dynamex, Inc. *		86,184
27,800	Express-1 Expedited Solutions, Inc. *		23,630
9,000	Frozen Food Express Industries		28,620
7,500	Horizon Lines, Inc.		28,950
7,290	OceanFreight, Inc. †		11,008
5,900	PAM Transportation Services, Inc. *		32,273
16,426	Paragon Shipping, Inc. †		59,955
10,974	Star Bulk Carriers Corp. †		40,274
			327,045

	WATER	0.30%
1,000	American States Water Co.		34,640

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments

June 30, 2009 (continued)
Number of Shares			Value

	WATER (continued)
3,600	Consolidated Water Co., Inc. †		$57,060
			91,700

	TOTAL COMMON STOCK (Cost $41,741,469)		30,005,169

	EXCHANGE-TRADED FUNDS	2.43%

14,667	iShares Russell 2000 Index Fund		747,430

	TOTAL EXCHANGE-TRADED FUNDS (Cost $753,003)		747,430

	RIGHTS	0.00%

29,100	Preferred Bank * # ¤		—

	TOTAL RIGHTS (Cost $—)		—

	MONEY MARKET FUND	0.04%

13,598	Federated Prime Obligations Fund		13,598

	TOTAL MONEY MARKET FUND (Cost $13,598)		13,598

	TOTAL INVESTMENTS (Cost $42,508,070)	100.05%	30,766,197

	Liabilities less Other Assets	(0.05)%	(14,032)

	NET ASSETS	100.00%	$30,752,165

* Non-income producing security.
† Foreign security denominated in U.S. dollars.
# Security valued at fair value as determined in good faith by Lotsoff Capital Management, investment adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Fund's Board of Trustees.

¤ Shares acquired through Corporate Action.

See notes to Schedule of Investments.

Lotsoff Capital Management Investment Trust
Notes to Schedule of Investments
June 30, 2009
(Unaudited)

1.	Organization

Lotsoff Capital Management Investment Trust (the “Trust”) was organized on August 29, 2003 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Trust consists of the Micro Cap Fund (the “Fund”).

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies.  The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses.  Actual results may differ from those estimates.

(a) Investment Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation.  Securities traded on the Nasdaq National Market or the Nasdaq Small Cap Market (collectively, “Nasdaq-traded securities”) are valued at the Nasdaq Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the current bid and ask prices from the exchange the security is primarily traded on.  Short-term investments are stated at amortized cost, which approximates fair value.  Securities for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

(b) Securities Lending - The Fund may engage in securities lending.  The loans are secured by collateral in an amount equal to at least 102% of the market value of the loaned securities.  During the term of the loan, the Fund will continue to receive any interest, dividends or amounts on the loaned securities while receiving interest on the investment of the cash collateral.  Securities lending income is disclosed as such in the Statements of Operations in the Annual and Semi-Annual Reports.  The collateral for the securities on loan is recognized in the Statements of Assets and Liabilities in the Annual and Semi-Annual Reports.  The cash collateral is maintained on the Fund's behalf by the lending agent and is invested in short-term securities.  Loans are subject to termination at the option of the borrower of the security.  Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities.  The Fund may pay reasonable administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

As of June 30, 2009, the market value of securities loaned by the Fund was $0 and the value on related collateral due to broker by the Fund was $0.

(c)  Other - The Trust records security transactions based on trade date. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

(d) In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  The Fund commenced complying with SFAS No. 157 in fiscal year 2009.  In April 2009, the Financial Accounting Standards Board released FSP 157-4.  The FSP is effective for interim and annual periods ending after June 15, 2009.  The FSP expands existing financial statement note disclosure to include a breakout of the current FAS 157 chart to add information on security types.  SFAS No. 157 establishes a hierarchy that prioritizes the various inputs used in determining the value of the Fund’s investments.  The three broad levels of the hierarchy are described below:

▪
Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

▪
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement at Level 3 measurement.

▪	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Sector	Level 1	Level 2	Level 3	Total
Common Stocks
Basic Materials	$768,295	-	-	$768,295
Communications	2,810,522	-	-	2,810,522
Consumer, Cyclical	3,522,653	-	-	3,522,653
Consumer, Non-Cyclical	7,401,125	-	-	7,401,125
Diversified	55,012	-	-	55,012
Energy	1,056,442	-	-	1,056,442
Financial	6,768,044	-	-	6,768,044
Industrial	3,825,539	-	-	3,825,539
Technology	3,630,769	-	-	3,630,769
Utilities	166,768	-	-	166,768
Exchange Traded Funds	747,430	-	-	747,430
Rights	-	-	-	-
Money Market Fund	13,598	-	-	13,598
Total	$30,766,197	-	-	$30,766,197

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value: (securities reconciled below are in the Financial sector).

Investment in
Securities
Beginning balance, October 1, 2008	$212,000
Realized gain/(loss)	(477,000)
Changes in unrealized appreciation/depreciation	318,000
Net purchases (sales)	(53,000)
Transfers in/(out) of Level 3	-
Ending balance June 30, 2009	$-

3.	Federal Income Tax Information

At June 30, 2009, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Micro Cap Fund

Cost of Investments	$44,828,051
Gross Unrealized Appreciation	$2,674,466
Gross Unrealized Depreciation	(16,737,102)
Net Unrealized Appreciation on Investments	$(14,062,636)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 addresses the accounting for uncertainty in income taxes and establishes for all entities, including pass-through entities, such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Fund recognizes tax benefits only if it is more likely than not that a tax position (including the Fund’s assertion that its income is exempt from tax) will be sustained upon examination. The Fund adopted FIN 48 in fiscal 2008. The Fund had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of June 30, 2009. Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in 2008. At March 31, 2008, the fiscal years 2005 through 2008 remain open to examination in the Fund’s major tax jurisdictions.

Item 2.  Controls and Procedures

(a) The registrant's certifying officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") (17 CFR 270.30a-3(c))) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lotsoff Capital Management Investment Trust

By:	/s/ Seymour N. Lotsoff
Seymour N. Lotsoff
President

Date:	August 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Seymour N. Lotsoff
Seymour N. Lotsoff
President

Date:	August 21, 2009

By:	/s/ Margaret M. Baer
Margaret M. Baer
Secretary and Treasurer

Date:	August 21, 2009